Concentrations of Credit Risk (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2024 USD ($)
Concentration Risk [Line Items]
Gross loans	₨ 26,793,047.4		₨ 17,418,092.4
Fair value of credit substitutes	131,486.9		503,187.8	$ 1,577.7
Non-funded exposure	2,103,968.0		1,750,449.2
Total Exposure	₨ 29,028,502.3	$ 348,314.2	₨ 19,671,729.4
Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	100.00%	100.00%	100.00%
Consumer Loans
Concentration Risk [Line Items]
Gross loans	₨ 10,191,521.5		₨ 4,410,346.6
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	468.1		2,550.8
Total Exposure	₨ 10,191,989.6	$ 122,294.1	₨ 4,412,897.4
Consumer Loans | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	35.10%	35.10%	22.40%
Retail Trade
Concentration Risk [Line Items]
Gross loans	₨ 1,085,962.9		₨ 973,274.3
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	56,822.6		36,013.4
Total Exposure	₨ 1,142,785.5	$ 13,712.3	₨ 1,009,287.7
Retail Trade | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.90%	3.90%	5.10%
Power
Concentration Risk [Line Items]
Gross loans	₨ 770,473.1		₨ 695,716.5
Fair value of credit substitutes	37,706.9		64,805.5
Non-funded exposure	63,452.3		45,576.3
Total Exposure	₨ 871,632.3	$ 10,458.8	₨ 806,098.3
Power | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.00%	3.00%	4.10%
NBFC
Concentration Risk [Line Items]
Gross loans	₨ 1,725,559.7		₨ 690,783.9
Fair value of credit substitutes	20,585.6		91,595.9
Non-funded exposure	5,153.7		15,995.5
Total Exposure	₨ 1,751,299.0	$ 21,013.9	₨ 798,375.3
NBFC | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	6.00%	6.00%	4.10%
Financial Institutions
Concentration Risk [Line Items]
Gross loans			₨ 659,117.5
Fair value of credit substitutes			72,068.3
Non-funded exposure			4,435.4
Total Exposure			₨ 735,621.2
Financial Institutions | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%			3.70%
Consumer Services
Concentration Risk [Line Items]
Gross loans	₨ 860,297.1		₨ 581,272.1
Fair value of credit substitutes	0.0		3,545.4
Non-funded exposure	35,933.7		123,464.7
Total Exposure	₨ 896,230.8	$ 10,753.9	₨ 708,282.2
Consumer Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.10%	3.10%	3.60%
Food and Beverage
Concentration Risk [Line Items]
Gross loans	₨ 712,895.6		₨ 566,172.9
Fair value of credit substitutes	1,405.1		1,419.2
Non-funded exposure	59,163.2		49,084.4
Total Exposure	₨ 773,463.9	$ 9,280.8	₨ 616,676.5
Food and Beverage | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.70%	2.70%	3.10%
Road Transportation
Concentration Risk [Line Items]
Gross loans	₨ 741,738.6		₨ 568,414.2
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	11,160.3		12,512.4
Total Exposure	₨ 752,898.9	$ 9,034.1	₨ 580,926.6
Road Transportation | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.60%	2.60%	3.00%
Coal & Petroleum Products
Concentration Risk [Line Items]
Gross loans			₨ 353,329.8
Fair value of credit substitutes			115,279.8
Non-funded exposure			102,771.3
Total Exposure			₨ 571,380.9
Coal & Petroleum Products | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%			2.90%
Wholesale Trade—Non Industrial
Concentration Risk [Line Items]
Gross loans			₨ 530,057.5
Fair value of credit substitutes			1,988.8
Non-funded exposure			31,887.0
Total Exposure			₨ 563,933.3
Wholesale Trade—Non Industrial | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%			2.90%
Automobile & Auto Ancillary
Concentration Risk [Line Items]
Gross loans			₨ 483,658.4
Fair value of credit substitutes			17,656.8
Non-funded exposure			38,921.4
Total Exposure			₨ 540,236.6
Automobile & Auto Ancillary | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%			2.70%
Real Estate & Property Services
Concentration Risk [Line Items]
Gross loans	₨ 1,070,220.3		₨ 458,906.6
Fair value of credit substitutes	3,495.0		4,691.4
Non-funded exposure	57,556.4		52,228.7
Total Exposure	₨ 1,131,271.7	$ 13,574.2	₨ 515,826.7
Real Estate & Property Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.90%	3.90%	2.60%
Wholesale Trade—Industrial
Concentration Risk [Line Items]
Gross loans			₨ 421,900.9
Fair value of credit substitutes			0.0
Non-funded exposure			70,853.6
Total Exposure			₨ 492,754.5
Wholesale Trade—Industrial | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%			2.50%
Infrastructure Development
Concentration Risk [Line Items]
Gross loans	₨ 450,183.2		₨ 284,690.7
Fair value of credit substitutes	6,716.0		15,220.2
Non-funded exposure	336,982.5		170,452.2
Total Exposure	₨ 793,881.7	$ 9,525.8	₨ 470,363.1
Infrastructure Development | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.70%	2.70%	2.40%
Engineering
Concentration Risk [Line Items]
Gross loans			₨ 300,745.5
Fair value of credit substitutes			5,596.0
Non-funded exposure			131,956.5
Total Exposure			₨ 438,298.0
Engineering | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%			2.20%
Agri—Allied
Concentration Risk [Line Items]
Gross loans			₨ 431,581.2
Fair value of credit substitutes			0.0
Non-funded exposure			2,701.2
Total Exposure			₨ 434,282.4
Agri—Allied | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%			2.20%
Iron and Steel
Concentration Risk [Line Items]
Gross loans			₨ 360,021.9
Fair value of credit substitutes			12,231.9
Non-funded exposure			61,224.3
Total Exposure			₨ 433,478.1
Iron and Steel | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%			2.20%
Textiles & Garments
Concentration Risk [Line Items]
Gross loans			₨ 390,883.0
Fair value of credit substitutes			4,984.5
Non-funded exposure			34,729.1
Total Exposure			₨ 430,596.6
Textiles & Garments | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%			2.20%
Telecom
Concentration Risk [Line Items]
Gross loans			₨ 365,112.3
Fair value of credit substitutes			0.0
Non-funded exposure			42,221.1
Total Exposure			₨ 407,333.4
Telecom | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%			2.10%
Agri Production—Food
Concentration Risk [Line Items]
Gross loans			₨ 401,720.3
Fair value of credit substitutes			0.0
Non-funded exposure			1,040.5
Total Exposure			₨ 402,760.8
Agri Production—Food | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%			2.00%
Others (none greater than 2%)
Concentration Risk [Line Items]
Gross loans	₨ 9,184,195.4		₨ 3,490,386.3
Fair value of credit substitutes	61,578.3		92,104.1
Non-funded exposure	1,477,275.2		719,829.4
Total Exposure	₨ 10,723,048.9	$ 128,666.3	₨ 4,302,319.8
Others (none greater than 2%) | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	37.00%	37.00%	22.00%